Acquisitions (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Acquisitions
The following table summarizes the components of consideration and the estimated fair value of assets acquired (in thousands):

Consideration Transferred:
Cash consideration(1)	$697
Share consideration(2)	28,725
Total consideration	$29,422

(1)
Includes $0.2 million settlement of pre-existing accounts payable with Eyechronic and holdback of $0.1 million recorded within other current liabilities on the Company’s accompanying consolidated balance sheets.

(2)
The fair value of share consideration was calculated based on 5,399,553 shares of Class A common stock multiplied by the share price on the closing date of $5.32. This includes 677,847 of holdback shares to be issued subject to customary indemnification obligations.

Estimated Assets Acquired and Liabilities Assumed:
Assets acquired:
Cash	$118
Accounts receivable	835
Other current assets	37
Fixed assets	2,826
Software technology	825
Trade name	103
Customer relationships	3,631
Order Backlog	210
Goodwill	23,073
Total assets acquired	$31,658
Liabilities assumed:
Accounts payable	$(460)
Other current liabilities	(8)
Deferred revenue	(96)
Other liabilities	(22)
Long-term liabilities	(1,650)
Total liabilities assumed	$(2,236)
Total net assets acquired	$29,422
The following table summarizes the components of consideration and the fair value of assets acquired (in thousands):

Consideration Transferred:
Cash consideration(1)	$5,000
Share consideration(2)	10,126
Total consideration	$15,126

Assets Acquired:
Software technology	$249
Trade name	59
Customer relationships	170
Goodwill	14,648
Total asset acquired	$15,126

(1)	Includes holdback of $1.0 million, which was paid during the second quarter of 2022.
(2)
The fair value of share consideration issued in connection with the TLH acquisition was calculated based on 694,540 shares of Class A common stock issued multiplied by the share price on the closing date of $14.58.

The following table summarizes the components of consideration and the fair value of assets acquired (in thousands):

Consideration Transferred:
Cash consideration	$12,000
Share consideration(1)	19,186
Total consideration	$31,186

Assets Acquired and Liabilities Assumed:
Asset acquired:
Software technology	$2,973
Trade name	217
Customer relationships	1,410
Goodwill	26,686
Total assets acquired	31,286
Liabilities assumed:
Other current liabilities	(100)
Total net assets acquired	$31,186

(1)
The fair value of share consideration issued in connection with the Spout acquisition was calculated based on 1,244,258 shares of Class A common stock issued multiplied by the share price on the closing date of $15.42.